NEWBUILDINGS	12 Months Ended
Dec. 31, 2015
Newbuildings [Abstract]
NEWBUILDINGS

16.	NEWBUILDINGS

(in thousands of $)	2015	2014
Purchase price installments	12,375	312,160
Interest costs capitalized	1,139	17,806
Other costs capitalized	47	14,577
	13,561	344,543

As at December 31, 2015 we have remaining commitments of $235.1 million due to our newbuilding contract to construct one FSRU at a total contract cost of $247.5 million. See note 32 for the expected timing of the remaining installments to be paid.

Interest costs capitalized in connection with the newbuildings for the years ended December 31, 2015, 2014 and 2013 were $3.9 million, $21.1 million and $22.5 million, respectively. Other capitalized costs include site supervision and other miscellaneous construction costs.

In 2015, we took delivery of four newbuilds. Upon delivery of these vessels, their total costs of $374.3 million were transferred to ''Vessels and equipment, net'' (see note 18). Included within this amount is Golar Tundra, which is shown as "held-for-sale".